Accrued Expenses and Other Liabilities (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 INR	Mar. 31, 2010 INR
Other Liabilities [Line Items]
Bills payable	$ 1,265.5	56,361.5	59,257.4
Remittances in transit	472.7	21,054.9	37,257.8
Accrued expenses	365.2	16,266.8	12,477.9
New account deposits	122.0	5,435.5	4,736.8
Accounts payable	1,001.9	44,626.7	43,631.0
Derivatives	1,670.4	74,401.8	75,326.1
Others	323.6	14,410.4	10,995.3
Total	$ 5,221.3	232,557.6	243,682.3